Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Text block [abstract]
Summary of Cash and Cash Equivalents

	December 31,
	2024	2023

Cash
Cash at banks and on hand (1)	873	392
Cash equivalents
Money market accounts and other securities	1,095	906
Cash and cash equivalents	1,968	1,298

(1)
On January 2, 2025, the Company acquired cPaperless, LLC, doing business as SafeSend (“SafeSend”), for
$600
million in cash, which was funded from cash at banks and on hand as of December 31, 2024. See note 33.